SHARE CAPITAL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Issued and paid up:
Number of shares, Balance	299,641
Number of shares, Balance	56,975	0
Share capital, Issue of ordinary shares		$ 0
Share capital, Balance	$ 254,019	$ 292,503
Share capital [member]
Issued and paid up:
Number of shares, Balance	1
Number of shares, Issue of ordinary shares	19,063,832
Number of shares, Balance	19,063,833
Share capital, Issue of ordinary shares	$ 320,683
Share capital, Balance	$ 320,683